UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2023
Applied Finance Valuation Large Cap ETF

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

SEMI-ANNUAL
REPORT

For the Six Months Ended June 30, 2023 (unaudited)

Applied Finance Valuation Large Cap ETF

APPLIED FINANCE VALUATION LARGE CAP ETF

Important Disclosure Statement

The Applied Finance Valuation Large Cap ETF’s (the “Fund”) prospectus and summary prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus or summary prospectus containing this and other important information, please call 833-356-0909. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the Fund’s distributor and Applied Finance Advisors, LLC is the Fund’s investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2023 and are subject to change at any time. For most recent information, please call 833-356-0909.

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Portfolio Composition as of June 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology	20.44%
Software & Services	17.04%
Health Care	14.68%
Communication Services	11.50%
Consumer Discretionary	10.17%
Industrials	5.98%
Financials	5.93%
Energy	4.96%
Consumer Staples	4.56%
Materials	2.08%
Real Estate	1.72%
Utilities	0.22%
Warrants	0.00%
99.28%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of InvestmentsJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
99.28%	COMMON STOCKS

11.50%	COMMUNICATION SERVICES
	Activision Blizzard, Inc. (A)	417	$35,153
	Alphabet, Inc. - Class A (A)	14,874	1,780,418
	AT&T, Inc.	7,492	119,497
	Charter Communications, Inc. (A)	408	149,887
	Electronic Arts, Inc.	82	10,635
	Fox Corp.	702	23,868
	Live Nation Entertainment, Inc. (A)	37	3,371
	Match Group, Inc.(A)	955	39,967
	Meta Platforms, Inc. (A)	4,416	1,267,304
	Netflix, Inc. (A)	207	91,181
	Omnicom Group, Inc.	502	47,765
	Take-Two Interactive Software (A)	110	16,188
	The Interpublic Group of Cos., Inc.	466	17,978
	T-Mobile US, Inc. (A)	717	99,591
	Verizon Communications	5,675	211,053
	Warner Bros. Discovery, Inc. (A)	2,760	34,610
			3,948,466

10.17%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc. (A)	106	7,452
	Autozone, Inc. (A)	66	164,562
	Bath & Body Works, Inc.	401	15,038
	Best Buy Co., Inc.	352	28,846
	Booking Holdings, Inc. (A)	39	105,313
	Borg-Warner, Inc.	373	18,243
	Chipotle Mexican Grill (A)	8	17,112
	D. R. Horton, Inc.	819	99,664
	Darden Restaurants, Inc.	68	11,361
	Dollar General Corp.	265	44,992
	Dollar Tree, Inc. (A)	160	22,960
	Domino’s Pizza, Inc.	138	46,505
	eBay, Inc.	209	9,340

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Etsy Inc. (A)	154	$13,030
	Garmin Ltd.	194	20,232
	Hasbro, Inc.	411	26,620
	Hilton Worldwide Holdings, Inc.	712	103,632
	The Home Depot, Inc.	2,892	898,371
	Lennar Corp.	674	84,459
	LKQ Corp.	313	18,238
	Lowe’s Cos, Inc.	1,318	297,473
	Marriott Intl. - Class A	684	125,644
	McDonald’s Corp.	543	162,037
	Newell Brands, Inc.	61	531
	Nike, Inc. - Class B	1,177	129,905
	NVR, Inc. (A)	9	57,156
	O’Reilly Automotive, Inc. (A)	231	220,674
	Ralph Lauren Corp.	11	1,356
	Pool Corp.	151	56,571
	PulteGroup, Inc.	455	35,344
	Ross Stores, Inc.	187	20,968
	Starbucks Corp.	551	54,582
	Tapestry, Inc.	363	15,536
	Target Corp.	308	40,625
	Tesla, Inc. (A)	1,309	342,657
	The TJX Companies, Inc.	606	51,383
	Tractor Supply Co.	125	27,638
	Ulta Beauty, Inc. (A)	31	14,588
	VF Corp.	274	5,231
	Yum! Brands, Inc.	567	78,558
			3,494,427

4.56%	CONSUMER STAPLES
	Altria Group, Inc.	2,405	108,946
	Archer-Daniels-Midland Co.	276	20,855
	Brown-Forman Corp. - Class B	164	10,952
	Bunge Ltd.	210	19,814
	Campbell Soup Co.	106	4,845

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Church & Dwight Co., Inc.	208	$20,848
	The Clorox Co.	21	3,340
	The Coca Cola Co.	2,378	143,203
	Colgate-Palmolive Co.	541	41,679
	Conagra Brands, Inc.	62	2,091
	Constellation Brands, Inc. - Class A	119	29,289
	Costco Wholesale Corp.	273	146,978
	The Estee Lauder Cos., Inc.	204	40,062
	General Mills, Inc.	513	39,347
	The Hershey Co.	156	38,953
	Hormel Foods Corp.	110	4,424
	The J.M. Smucker Co.	78	11,518
	Kellogg Co.	246	16,580
	Keurig Dr. Pepper, Inc.	1,263	39,494
	Kimberly-Clark Corp.	109	15,049
	The Kraft Heinz Co.	358	12,709
	The Kroger Co.	619	29,093
	Lamb Weston Holding	6	690
	McCormick & Co., Inc. (B)	65	5,670
	Mondelez International, Inc.	651	47,484
	Monster Beverage Corp. (A)	501	28,777
	PepsiCo., Inc.	674	124,838
	The Procter & Gamble Co.	1,450	220,023
	Sysco Corp.	164	12,169
	Tyson Foods, Inc. - Class A	527	26,898
	Walgreens Boots Alliance	617	17,578
	Walmart, Inc.	1,776	279,152
			1,563,348

4.96%	ENERGY
	APA Corp.	674	23,031
	Chevron Corp.	1,634	257,110
	ConocoPhillips	1,450	150,235
	Coterra Energy, Inc.	1,364	34,509
	Devon Energy Corp.	1,010	48,823

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Diamondback Energy, Inc.	333	$43,743
	EOG Resources, Inc.	628	71,868
	EQT Corp.	666	27,393
	Exxon Mobil Corp.	3,854	413,341
	Halliburton Co.	612	20,190
	Hess Corp.	176	23,927
	Kinder Morgan, Inc.	720	12,398
	Marathon Oil Corp.	568	13,075
	Marathon Petroleum Corp.	1,163	135,606
	Occidental Petroleum Corp.	1,200	70,560
	ONEOK, Inc.	638	39,377
	Phillips 66	795	75,827
	Pioneer Natural Resources Co.	363	75,206
	Schlumberger NV	455	22,350
	Valero Energy Corp.	952	111,670
	The Williams Cos., Inc.	1,004	32,761
			1,703,000

5.93%	FINANCIALS
	Aflac, Inc.	539	37,622
	The Allstate Corp.	72	7,851
	Aon plc - Class A	757	261,316
	Arch Capital Group Ltd. (A)	355	26,572
	Arthur J. Gallagher & Co.	94	20,640
	Assurant, Inc.	10	1,257
	Bank of America Corp.	3,203	91,894
	Bank of New York Mellon	115	5,120
	BlackRock, Inc.	52	35,939
	The Charles Schwab Corp.	1,268	71,870
	Chubb Ltd.	291	56,035
	CME Group Inc.	39	7,226
	CoAmerica, Inc.	218	9,235
	Everest Re (A)	22	7,521
	Fifth Third Bancorp.	459	12,030
	Fiserv, Inc. (A)	1,815	228,962

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Fleetcor Technologies, Inc. (A)	252	$63,272
	Globe Life, Inc.	24	2,631
	Hartford Financial Services	170	12,243
	Intercontinental Exchange	618	69,883
	JPMorgan Chase & Co.	1,745	253,793
	M&T Bank Corp.	77	9,530
	MarketAxess Holdings, Inc.	13	3,398
	Marsh & Mclennan Cos, Inc.	454	85,388
	MetLife, Inc.	308	17,411
	Moody’s Corporation	253	87,973
	MSCI, Inc.	82	38,482
	Northern Trust Corp.	85	6,302
	Principal Financial Group, Inc.	100	7,584
	Regions Financial Corp.	865	15,414
	S&P Global, Inc.	766	307,082
	State Street Corp.	111	8,123
	T. Rowe Price Group, Inc.	125	14,003
	Travelers Companies, Inc.	100	17,366
	U.S. Bancorp.	1,507	49,791
	Wells Fargo & Co.	1,464	62,484
	Willis Towers Watson plc	23	5,417
	WR Berkley Corp.	244	14,533
	Zions Bancorp.	170	4,566
			2,037,759

14.68%	HEALTH CARE
	Abbott Laboratories	1,742	189,913
	AbbVie, Inc.	3,922	528,411
	Agilent Technologies, Inc.	187	22,487
	Align Technology, Inc. (A)	23	8,134
	Amerisourcebergen Corp.	451	86,786
	Amgen, Inc.	982	218,024
	Baxter International, Inc.	15	683
	Becton Dickinson and Co.	61	16,105
	Biogen, Inc. (A)	116	33,043

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

Security Description	Number of Shares	Value
Bio-Techne Corp.	16	$1,306
Boston Scientific Corp (A)	502	27,153
Bristol-Myers Squibb Co.	4,268	272,939
Cardinal Health, Inc.	309	29,222
Centene Corp. (A)	219	14,772
Charles River Laboratories (A)	38	7,989
Cigna Corp.	72	20,203
CVS Health Corp.	1,359	93,948
Danaher Corp.	531	127,440
DaVita, Inc. (A)	205	20,596
Dentsply Sirona, Inc.	11	440
Dexcom Inc. (A)	54	6,939
Edwards Lifesciences Corp. (A)	500	47,165
Elevance Health, Inc.	118	52,426
Eli Lilly & Co.	410	192,282
GE HealthCare Technologies, Inc.	155	12,592
Gilead Sciences, Inc.	2,558	197,145
HCA Healthcare, Inc.	321	97,417
Henry Schein, Inc. (A)	121	9,813
Hologic, Inc. (A)	606	49,068
Humana, Inc.	59	26,381
IDEXX Laboratories, Inc. (A)	62	31,138
Incyte Corp. (A)	155	9,649
Insulet Corp. (A)	2	577
Intuitive Surgical, Inc. (A)	68	23,252
IQVIA Holdings, Inc. (A)	401	90,133
Johnson & Johnson	3,569	590,741
Laboratory Corp of America Holdings	75	18,100
McKesson Corp.	311	132,893
Medtronic plc	573	50,481
Merck & Company, Inc.	3,766	434,559
Mettler-Toledo International, Inc. (A)	57	74,763
Moderna, Inc. (A)	724	87,966
Molina Healthcare, Inc. (A)	74	22,292
Organon & Co. (A)	621	12,923

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Pfizer, Inc.	10,507	$385,397
	Quest Diagnostics, Inc.	42	5,903
	Regeneron Pharmaceuticals, Inc. (A)	88	63,231
	ResMed, Inc.	74	16,169
	Revvity, Inc.	68	8,078
	Stryker Corp.	222	67,730
	Teleflex, Inc.	35	8,471
	Thermo Fisher Scientific	640	333,920
	Vertex Pharmaceuticals, Inc. (A)	192	67,567
	Viatris, Inc.	10	100
	Waters Corp. (A)	83	22,123
	West Pharmaceutical Services, Inc.	19	7,267
	Zimmer Biomet Holdings, Inc.	56	8,154
	Zoetis, Inc.	338	58,207
			5,042,606

5.98%	INDUSTRIALS
	3M Co.	779	77,970
	Alaska Air Group, Inc. (A)	16	851
	AMETEK, Inc.	306	49,535
	Broadridge Financial Solutions, Inc.	56	9,275
	Carrier Global Corp.	820	40,762
	Caterpillar, Inc.	487	119,826
	CH Robinson Worldwide, Inc.	374	35,287
	Cintas Corp.	81	40,264
	CoPart, Inc. (A)	568	51,807
	CSX Corp.	2,977	101,516
	Delta Air Lines, Inc.	20	951
	Dover Corp.	188	27,758
	Eaton Corp. plc	73	14,680
	Expedia Group, Inc. (A)	85	9,298
	Expeditors International of Washington, Inc.	350	42,396
	Fastenal Co.	461	27,194
	FedEx Corp.	137	33,962

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

Security Description	Number of Shares	Value
Fortive Corp.	172	$12,861
General Dynamics Corp.	177	38,082
WW Grainger, Inc.	56	44,161
Honeywell International, Inc.	483	100,223
Howmet Aerospace, Inc.	11	545
JB Hunt Transport Services, Inc.	129	23,353
Huntington Ingalls Industries, Inc. (A)	21	4,780
IDEX Corp.	16	3,444
Illinois Tool Works, Inc.	235	58,788
Ingersoll Rand, Inc.	315	20,588
Johnson Controls International	1	68
L3Harris Technologies, Inc.	135	26,429
Leidos Holdings, Inc.	373	33,003
Lockheed Martin Corp.	291	133,971
Masco Corp.	703	40,338
Nordson Corp.	27	6,701
Norfolk Southern Corp.	338	76,645
Northrop Grumman Corp.	265	120,787
Old Dominion Freight	71	26,252
Otis Worldwide Corp.	1,140	101,471
Quanta Services, Inc.	50	9,822
Raytheon Techologies Corp.	240	23,510
Robert Half International, Inc.	161	12,110
Rockwell Automation, Inc.	66	21,744
Rollins, Inc.	174	7,452
The A.O. Smith Corp.	109	7,933
Snap-On, Inc.	62	17,868
Southwest Airlines	103	3,730
Textron, Inc.	58	3,923
Trane Technologies plc	170	32,514
TransDigm Group, Inc.	24	21,460
Union Pac Corp.	855	174,950
United Parcel Services, Inc. - Class B	617	110,597
Verisk Analytics, Inc.	153	34,583

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Wabtec Corp.	112	$12,283
	Waste Management, Inc.	22	3,815
	Xylem, Inc.	1	113
			2,054,229

20.44%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc. (A)	2,239	255,044
	Amphenol Corp. Class A	456	38,737
	Analog Devices, Inc.	308	60,001
	Ansys, Inc. (A)	14	4,624
	Apple, Inc.	13,952	2,706,269
	Applied Materials, Inc.	1,775	256,558
	Arista Networks, Inc. (A)	128	20,744
	Auto Desk (A)	178	36,421
	Broadcom, Inc.	1,125	975,859
	Cadence Design Systems (A)	81	18,996
	CDW Corp/DE	375	68,813
	Cisco Systems, Inc.	3,811	197,181
	Corning, Inc.	612	21,444
	DXC Technology Co. (A)	226	6,039
	Enphase Energy, Inc.	52	8,709
	EPAM Sysems, Inc. (A)	14	3,147
	F5, Inc. (A)	23	3,364
	Fair Isaac Corp. (A)	72	58,263
	Fortinet Inc. (A)	423	31,975
	Gen Digital, Inc.	557	10,332
	Hewlett Packard Enterprise, Co.	952	15,994
	HP, Inc.	2,533	77,788
	International Business Machines	511	68,377
	Juniper Networks, Inc.	162	5,076
	Keysight Technologies, Inc. (A)	78	13,061
	KLA Corp.	401	194,493
	Lam Research Corp.	261	167,786
	Microchip Technology, Inc.	1,161	104,014
	Micron Technology, Inc.	1,303	82,232

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Monolithic Power Systems, Inc.	2	$1,081
	Motorola Solutions, Inc.	129	37,833
	NetApp, Inc.	222	16,961
	Nvidia Corp.	727	307,536
	NXP Semiconductors NV	302	61,813
	ON Semiconductor Corp. (A)	367	34,711
	PayPal Holdings, Inc. (A)	1,337	89,218
	PTC, Inc. (A)	25	3,558
	Qorvo, Inc. (A)	159	16,223
	Qualcomm, Inc.	1,850	220,224
	Roper Technologies, Inc.	186	89,429
	SalesForce, Inc. (A)	230	48,590
	Seagate Technology Holdings plc	160	9,899
	ServiceNow, Inc. (A)	11	6,182
	Skyworks Solutions, Inc.	164	18,153
	Synopsys, Inc. (A)	59	25,689
	TE Connectivity, Ltd.	132	18,501
	Teledyne Technologies, Inc. (A)	13	5,344
	Teradyne, Inc.	176	19,594
	Texas Instruments, Inc.	2,503	450,590
	Trimble Navigation, Ltd. (A)	217	11,488
	Tyler Technologies, Inc.(A)	11	4,581
	Western Digital Corp. (A)	255	9,672
			7,018,211

2.08%	MATERIALS
	Air Products and Chemicals, Inc.	95	28,455
	Amcor plc	1,402	13,992
	Avery Dennison Corp.	72	12,370
	CF Industries Holdings, Inc.	295	20,479
	Corteva, Inc.	253	14,497
	DOW, Inc.	551	29,346
	Eastman Chemical Co.	56	4,688
	Ecolab, Inc.	52	9,708
	FMC Corp.	329	34,328

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
	Freeport-McMoRan, Inc.	1,613	$64,520
	International Paper Co.	750	23,857
	Linde plc	77	29,343
	LyondellBasell Industries NV	554	50,874
	Martin Marietta Materials	36	16,621
	The Mosaic Co.	506	17,710
	Newmont Goldcorp Corp.	118	5,034
	Nucor Corp.	727	119,213
	Packaging Corporation of America	91	12,026
	PPG Industries, Inc.	130	19,279
	Sealed Air Corp.	276	11,040
	The Sherwin-Williams Co.	442	117,360
	Steel Dynamics, Inc.	520	56,644
	Vulcan Materials Co.	13	2,931
	Westrock Co.	11	320
			714,635

1.72%	REAL ESTATE
	American Tower Corp.	1,576	305,650
	AvalonBay Communities, Inc.	6	1,136
	CBRE Group, Inc. (A)	416	33,575
	Crown Castle International Corp.	304	34,638
	Equity Residential	289	19,065
	Essex Property	27	6,326
	Healthpeak Properties, Inc.	122	2,452
	Host Hotels & Resorts	773	13,010
	Invitation Homes, Inc.	64	2,202
	Kimco Realty Corp.	119	2,347
	Mid-America Apartment	54	8,200
	Public Storage	85	24,810
	Regency Centers Corp.	4	247
	Simon Property Group, Inc.	682	78,757
	Ventas, Inc.	452	21,366
	Weyerhaeuser Co.	1,118	37,464
			591,245

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
17.04%	SOFTWARE & SERVICES
	Accenture plc	770	$237,607
	Adobe, Inc. (A)	776	379,456
	Akamai Technologies, Inc. (A)	116	10,425
	Cognizant Technology Solutions	394	25,720
	Fidelity National Information	1,221	66,789
	Gartner, Inc. (A)	171	59,903
	Global Payments, Inc.	584	57,536
	Jack Henry & Associates, Inc.	9	1,506
	Mastercard, Inc. - Class A	3,543	1,393,462
	Microsoft Corp.	6,527	2,222,705
	Oracle Corp.	3,322	395,617
	Paychex, Inc.	181	20,248
	Verisign, Inc. (A)	253	57,170
	Visa, Inc.	3,889	923,560
			5,851,704

0.22%	UTILITIES
	Centerpoint Energy, Inc.	126	3,673
	Consellation Energy Corp.	724	66,282
	FirstEnergy Corp.	111	4,316
	Public Service Enterprise Group Inc.	40	2,504
			76,775

99.28%	TOTAL COMMON STOCKS
	(Cost: $31,812,223)		34,096,405

0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc. - CVR (A)(C)	2	—

0.00%	TOTAL WARRANTS
	(Cost: $—)		—

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Security Description	Number of Shares	Value
99.28%	TOTAL INVESTMENTS
	(Cost: $31,812,223)		$34,096,405
0.72%	Other assets, net of liabilities		245,820
100.00%	NET ASSETS		$34,342,225

(A)Non-income producing

(B)Non voting shares

(C)The warrant is a Level 3 security. See Note 1.

CVR - Contingent Value Right

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Statement of Assets and LiabilitiesJune 30, 2023 (unaudited)

ASSETS
Investments at value (cost of $31,812,223) (Note 1)	$34,096,405
Cash	240,217
Dividends and interest receivable	18,886
TOTAL ASSETS	34,355,508

LIABILITIES
Accrued advisory fees	13,283
TOTAL LIABILITIES	13,283

NET ASSETS	$34,342,225

Net Assets Consist of:
Paid-in capital	$32,664,934
Distributable earnings (accumulated deficit)	1,677,291
Net Assets	$34,342,225

NET ASSET VALUE PER SHARE
Net Assets	$34,342,225
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,250,000
Net Asset Value and Offering Price Per Share	$27.47

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Statement of OperationsFor the Six Months Ended June 30, 2023 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $79)	$186,470
Total investment income	186,470

EXPENSES
Investment advisory fees (Note 2)	52,253
Total expenses	52,253
Net investment income (loss)	134,217

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(95,295)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,698,747
Net realized and unrealized gain (loss) on investments	3,603,452

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,737,669

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$134,217	$144,489
Net realized gain (loss) on investments	(95,295)	(144,282)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,698,747	(1,986,771)
Increase (decrease) in net assets from operations	3,737,669	(1,986,564)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	(144,439)
Return of capital	—	(1,422)
Decrease in net assets from distributions	—	(145,861)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	17,159,181	10,183,735
Shares redeemed	(1,903,168)	(2,617,564)
Increase (decrease) in net assets from capital stock transactions	15,256,013	7,566,171

NET ASSETS
Increase (decrease) during period	18,993,682	5,433,746
Beginning of period	15,348,543	9,914,797
End of period	$34,342,225	$15,348,543

See Notes to Financial Statements

SEMI-ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Financial Highlights

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022	April 29, 2021(1) through December 31, 2021
Net asset value, beginning of period	$23.61	$28.33	$25.00
Investment activities
Net investment income (loss)(2)	0.16	0.29	0.18
Net realized and unrealized gain (loss) on investments	3.70	(4.79)	3.31
Total from investment activities	3.86	(4.50)	3.49
Distributions
Net investment income	—	(0.22)	(0.16)
Return of Capital	—	— (3)	—
Total distributions	—	(0.22)	(0.16)

Net asset value, end of period	$27.47	$23.61	$28.33

Total Return(4)	16.35%	(15.82%)	13.95%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	0.49%	0.49%	0.49%
Net investment income (loss)	1.26%	1.19%	1.01%
Portfolio turnover rate(6)	17.33%	24.94%	30.04%
Net assets, end of period (000’s)	$34,342	$15,349	$9,915

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Less than $0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for the periods less than one year.

(6)Portfolio turnover rate is for the period indicated and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial StatementsJune 30, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Valuation Large Cap ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust (the “Trust”), a Delaware statutory trust which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 29, 2021.

The Fund’s objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Applied Finance Advisors, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations

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Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$34,096,405	$—	$—		$34,096,405
Warrants	—	—	—	*	—
	$34,096,405	$—	$—		$34,096,405

*The Level 3 security has zero value.

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the six months ended June 30, 2023. On June 30, 2023, the Fund held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are disclosed.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Warrants

The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended June 30, 2023, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $750. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $750.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value
Applied Finance Valuation Large Cap ETF	25,000	$750	$686,750

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the rate of 0.49%.

The Advisor has retained Toroso Investments LLC (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the daily net assets of the Fund at the following rate: 0.0350% on the first $500 million in net assets; 0.0325% on the next $500 million in net assets; and 0.0300% on any net assets in excess of $1 billion (subject to a minimum of $25,000 per year).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays the fees for these services monthly.

Distributor

Foreside Fund Services, LLC, serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended June 30, 2023 were as follows:

Purchases	Sales
$4,557,041	$3,736,791

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended June 30, 2023 were as follows:

Purchases	Sales	Realized Gain
$16,289,636	$1,888,005	$440,954

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

SEMI-ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

The tax character of the distributions during the six months ended June 30, 2023 and the year ended December 31, 2022 were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Distributions paid from:
Ordinary income	$—	$144,439
Return of capital	—	1,422
	$—	$145,861

As of June 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income (loss)	$134,217
Accumulated net realized gain (loss) on investments	(741,108)
Net unrealized appreciation (depreciation) on investments	2,284,182
$1,677,291

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$31,812,223	$3,250,403	$(966,221)	$2,284,182

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem its shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission, by a “Participating Party,” i.e., a broker-dealer or other participant in

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed a Participant Agreement; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six months ended June 30, 2023	Year ended December 31, 2022
Shares sold	675,000	400,000
Shares reinvested	—	—
Shares redeemed	(75,000)	(100,000)
Net increase (decrease)	600,000	300,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund. Investments in equity securities may be more volatile than investments in other asset classes.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand, or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events, such as the spread of diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, many asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. A reduction in a country’s growth rate could have an adverse effect on the prices of the various stocks held by the Fund.

Management Risk. The strategies used by the Advisor may fail to produce the intended result. The Fund will be actively managed and could experience losses (realized and unrealized) if the Advisor’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that the investment strategies or the Advisor’s actions as it relates to investment decisions for the Fund will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the Fund’s investment strategies and therefore adversely affect the ability of the Fund to achieve its investment objective.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small cap companies to adapt to changing market conditions. During different market cycles, the performance of large cap companies has trailed the overall performance of the broader securities markets.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the portfolio assets. If the Advisor’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated. Additionally, the Advisor may not implement the investment strategy successfully and the Fund may fail to attract sufficient assets to realize economies of scale.

Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

SEMI-ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

•Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

•Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

•Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

SEMI-ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on the Exchange, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares of the Fund will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in NAV and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares of the Fund may trade at a discount to NAV The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares

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APPLIED FINANCE VALUATION LARGE CAP ETF

Notes to the Financial Statements - continuedJune 30, 2023 (unaudited)

of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Mid and Small Capitalization Stock Risk. The value of mid and small capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Other Risks for the Fund

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

Applied Finance Valuation Large Cap ETF

Supplemental InformationETF Opportunities Trust (the “Trust”) (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 833-356-0909 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-356-0909 or on the SEC’s website at https://www.sec.gov.

SEMI-ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2023 and held for the six months ended June 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period Ended 6/30/23(1)
Applied Finance Valuation Large Cap ETF	$1,000.00	$1,081.08	0.49%	$2.53
Hypothetical(2)	$1,000.00	$1,024.79	0.49%	$2.46

(1)Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

(2)5% return before expenses.

SEMI-ANNUAL REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Applied Finance Advisors, LLC
17806 IH 10, Suite 300
San Antonio, Texas 78257

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Transfer Agent, Fund Accountant and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2023

* Print the name and title of each signing officer under his or her signature.